Finance income - Adjusted interest (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income.
Finance cost	£ 79	£ 34	£ 78
Finance income	(49)	(4)	(6)
Amortisation of discount on legacy provisions	(3)
Gain on hedge accounting recognised in finance income/cost	21	4
Adjusted interest	£ 48	£ 34	£ 37